Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not currently grant new awards of stock options, stock appreciation rights or similar option-like instruments, and the F&G Compensation Committee does not presently intend to introduce such awards into the executive compensation program. Accordingly, the Company has no specific policy or practice on the timing of awards of such options or similar awards in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of such options, the F&G Compensation Committee intends to adopt appropriate policies and practices regarding the timing of such awards in relation to the disclosure of material nonpublic information.

Award Timing Method	Accordingly, the Company has no specific policy or practice on the timing of awards of such options or similar awards in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of such options, the F&G Compensation Committee intends to adopt appropriate policies and practices regarding the timing of such awards in relation to the disclosure of material nonpublic information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, the Company has no specific policy or practice on the timing of awards of such options or similar awards in relation to the disclosure of material nonpublic information by the Company.
MNPI Disclosure Timed for Compensation Value	false